Intangible assets - Changes (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Goodwill
Goodwill, opening balance	$ 8,890	$ 9,012
Disposals		(15)
Impairment		(105)
Other adjustments	5	(2)
Goodwill, closing balance	8,895	8,890
Hastings
Goodwill
Disposals		(15)
Impairment		(105)
Computer software
Intangible assets other than goodwill
Intangible assets, opening balance	2,177	1,916
Additions	906	882
Impairment	(25)	(2)
Amortisation	(694)	(618)
Other adjustments	1	(1)
Intangible assets, closing balance	2,365	2,177
Brand Names
Intangible assets other than goodwill
Intangible assets, opening balance	670	670
Intangible assets, closing balance	670	670
Core deposit intangibles
Intangible assets other than goodwill
Intangible assets, opening balance		21
Amortisation		(21)
Other intangible assets
Intangible assets other than goodwill
Intangible assets, opening balance	26	33
Amortisation	(3)	(7)
Intangible assets, closing balance	23	26
Parent Entity
Goodwill
Goodwill, opening balance	6,844	6,844
Goodwill, closing balance	6,844	6,844
Parent Entity | Computer software
Intangible assets other than goodwill
Intangible assets, opening balance	2,014	1,758
Additions	846	823
Impairment	(25)	(2)
Amortisation	(628)	(565)
Intangible assets, closing balance	2,207	2,014
Parent Entity | Brand Names
Intangible assets other than goodwill
Intangible assets, opening balance	636	636
Intangible assets, closing balance	$ 636	636
Parent Entity | Core deposit intangibles
Intangible assets other than goodwill
Intangible assets, opening balance		21
Amortisation		$ (21)